Schedule of detailed information about judicial deposits (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfJudicialDepositsLineItems [Line Items]
Beginning balance	R$ 553,341	R$ 575,750
Additions	92,439	152,860
Release in favor of the Company	(33,895)	(63,732)
Release in favor of the counterparty	(96,854)	(129,367)
Business combination (note 1.2)	2,991
Interest	25,091	17,834
Exchange rate variation	(7)	(4)
Ending balance	543,106	553,341
Tax [Member]
DisclosureOfJudicialDepositsLineItems [Line Items]
Beginning balance	248,990	244,977
Additions	5,005	12,294
Release in favor of the Company	(1,728)	(11,948)
Release in favor of the counterparty	(207)	(907)
Business combination (note 1.2)	2,132
Interest	2,811	4,574
Exchange rate variation
Ending balance	257,003	248,990
Labor [Member]
DisclosureOfJudicialDepositsLineItems [Line Items]
Beginning balance	269,812	301,808
Additions	78,478	133,847
Release in favor of the Company	(31,350)	(51,414)
Release in favor of the counterparty	(93,479)	(126,405)
Business combination (note 1.2)	859
Interest	19,972	11,980
Exchange rate variation	(7)	(4)
Ending balance	244,285	269,812
Civilcommercialandother [Member]
DisclosureOfJudicialDepositsLineItems [Line Items]
Beginning balance	34,539	28,965
Additions	8,956	6,719
Release in favor of the Company	(817)	(370)
Release in favor of the counterparty	(3,168)	(2,055)
Business combination (note 1.2)
Interest	2,308	1,280
Exchange rate variation
Ending balance	R$ 41,818	R$ 34,539